Description of Business and Significant Accounting Policies (Detail) (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2014 Segment	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Summary Of Significant Accounting Policies [Line Items]
Number of operating segments as result of acquisitions	3
Number of reportable segments as result of acquisitions	1
Gross payroll and payroll tax payments made	$ 11,800,000,000	$ 7,000,000,000	$ 17,600,000,000	$ 10,000,000,000	$ 7,900,000,000
Health benefits payable	81,800,000		46,600,000	23,000,000
Prepaid health plan expenses	5,600,000		7,600,000	40,900,000
Useful life of finite lived intangible assets	4 years		4 years	4 years
Internally developed software costs	3,200,000	1,800,000	3,300,000	4,300,000	3,400,000
Impairment loss			0	0	0
Advertising cost	2,800,000	3,400,000	7,500,000	6,400,000	4,200,000
Bad debt expense, net of recoveries	$ 500,000	$ 200,000	$ 600,000	$ 400,000	$ 500,000
Customer Concentration Risk | Accounts Receivable [Member]
Summary Of Significant Accounting Policies [Line Items]
Number of customers accounted for more than 10%	0			1
Concentration risk, percentage				12.00%
Customer Concentration Risk | Accounts Receivable [Member] | Customer, one
Summary Of Significant Accounting Policies [Line Items]
Number of customers accounted for more than 10%			1
Concentration risk, percentage			15.00%	12.00%
Customer Concentration Risk | Accounts Receivable [Member] | Customer, two
Summary Of Significant Accounting Policies [Line Items]
Number of customers accounted for more than 10%			1
Concentration risk, percentage			13.00%
Customer Concentration Risk | Sales Revenue, Services, Net
Summary Of Significant Accounting Policies [Line Items]
Number of customers accounted for more than 10%	0	0	0	0	0
Minimum
Summary Of Significant Accounting Policies [Line Items]
Useful life of finite lived intangible assets			2 years
Minimum | Software Development
Summary Of Significant Accounting Policies [Line Items]
Useful life of finite lived intangible assets			3 years
Maximum
Summary Of Significant Accounting Policies [Line Items]
Useful life of finite lived intangible assets			6 years
Maximum | Software Development
Summary Of Significant Accounting Policies [Line Items]
Useful life of finite lived intangible assets			5 years
Software and Office Equipment | Minimum
Summary Of Significant Accounting Policies [Line Items]
Estimated useful life			3 years
Software and Office Equipment | Maximum
Summary Of Significant Accounting Policies [Line Items]
Estimated useful life			5 years
Furniture, fixtures, and equipment | Minimum
Summary Of Significant Accounting Policies [Line Items]
Estimated useful life			5 years
Furniture, fixtures, and equipment | Maximum
Summary Of Significant Accounting Policies [Line Items]
Estimated useful life			7 years